UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA             November 9, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 108

Form 13F Information Table Value Total: $603,960
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

(1)        28-10707                           Fairfield Redstone Fund, Ltd.


                                                             FORM 13F INFORMATION TABLE

COL 1                            COL 2           COL 3      COL 4           COL 5           COL 6    COL 7         COL 8

                                 TITLE                      VALUE    SHRS OR     SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP      (x1000)  PRN AMT     PRN CALL   DSCREN    MGRS  SOLE   SHARED     NONE
--------------                   --------        -----      -------  -------     --- ----   ------    ----  ----   ------     ----
TELLABS INC                      COM             879664100  16,713    1,588,700  SH         SHARED    (1)          1,588,700
NEW RIV PHARMACEUTICALS INC      COM             648468205  15,820      330,000  SH         SHARED    (1)            330,000
L-3 COMMUNICATIONS HLDGS INC     COM             502424104  12,620      159,600  SH         SHARED    (1)            159,600
WALTER INDS INC                  COM             93317Q105  11,927      243,800  SH         SHARED    (1)            243,800
COGNIZANT TECHNOLOGYSOLUTIO      CL A            192446102  10,674      229,100  SH         SHARED    (1)            229,100
VIASAT INC                       COM             92552V100  10,409      405,800  SH         SHARED    (1)            405,800
WATSCO INC                       COM             942622200   8,699      163,800  SH         SHARED    (1)            163,800
MCDERMOTT INTL INC               COM             580037109   7,798      213,000  SH         SHARED    (1)            213,000
PENN NATL GAMING INC             COM             707569109   7,734      248,600  SH         SHARED    (1)            248,600
VALUECLICK INC                   COM             92046N102   7,713      451,300  SH         SHARED    (1)            451,300
ALTRIA GROUP INC                 COM             02209S103   7,658      103,900  SH         SHARED    (1)            103,900
AMERICAN TOWER CORP              CL A            029912201   7,647      306,500  SH         SHARED    (1)            306,500
COMTECH TELECOMMUNICATIONS C     COM NEW         205826209   7,543      181,900  SH         SHARED    (1)            181,900
ARMOR HOLDINGS INC               COM             042260109   7,497      174,300  SH         SHARED    (1)            174,300
TETRA TECHNOLOGIES INC DEL       COM             88162F105   7,451      238,650  SH         SHARED    (1)            238,650
LANDSTAR SYS INC                 COM             515098101   7,398      184,800  SH         SHARED    (1)            184,800
UBIQUITEL INC                    COM             903474302   7,324      838,000  SH         SHARED    (1)            838,000
DYCOM INDS INC                   COM             267475101   7,301      361,100  SH         SHARED    (1)            361,100
AKAMAI TECHNOLOGIES INC          COM             00971T101   7,300      457,700  SH         SHARED    (1)            457,700
GOOGLE INC                       CL A            38259P508   7,215       22,800  SH         SHARED    (1)             22,800
SAFENET INC                      COM             78645R107   7,175      197,600  SH         SHARED    (1)            197,600
NETLOGIC MICROSYSTEMS INC        COM             64118B100   7,071      327,500  SH         SHARED    (1)            327,500
CHESAPEAKE ENERGY CORP           COM             165167107   6,969      182,200  SH         SHARED    (1)            182,200
HOME DEPOT INC                   COM             437076102   6,869      180,100  SH         SHARED    (1)            180,100
SASOL LTD                        SPONSORED ADR   803866300   6,833      176,600  SH         SHARED    (1)            176,600
NATIONAL OILWELL VARCO INC       COM             637071101   6,830      103,800  SH         SHARED    (1)            103,800
ALADDIN KNOWLEDGE SYS LTD        ORD             M0392N101   6,818      323,300  SH         SHARED    (1)            323,300
TOO INC                          COM             890333107   6,811      248,300  SH         SHARED    (1)            248,300
ORACLE CORP                      COM             68389X105   6,793      547,800  SH         SHARED    (1)            547,800
MEDIMMUNE INC                    COM             584699102   6,619      196,700  SH         SHARED    (1)            196,700
MOTOROLA INC                     COM             620076109   6,539      296,800  SH         SHARED    (1)            296,800
DIODES INC                       COM             254543101   6,346      175,000  SH         SHARED    (1)            175,000
OMNICARE INC                     COM             681904108   6,275      111,600  SH         SHARED    (1)            111,600
CVS CORP                         COM             126650100   6,234      214,900  SH         SHARED    (1)            214,900
INPHONIC INC                     COM             45772G105   6,225      452,700  SH         SHARED    (1)            452,700
WASHINGTON GROUP INTL INC        COM NEW         938862208   6,219      115,400  SH         SHARED    (1)            115,400
HEXCEL CORP NEW                  COM             428291108   6,149      336,200  SH         SHARED    (1)            336,200
ALAMOSA HLDGS INC                COM             011589108   6,131      358,300  SH         SHARED    (1)            358,300
WEATHERFORD INTERNATIONAL LTD    COM             G95089101   5,946       86,600  SH         SHARED    (1)             86,600
DENBURY RES INC                  COM NEW         247916208   5,785      114,700  SH         SHARED    (1)            114,700
RADIO ONE INC                    CL D NON VTG    75040P405   5,778      439,400  SH         SHARED    (1)            439,400
STANDARD PARKING CORP            COM             853790103   5,709      300,000  SH         SHARED    (1)            300,000
HALLIBURTON CO                   COM             406216101   5,680       82,900  SH         SHARED    (1)             82,900
BENCHMARK ELECTRS INC            COM             08160H101   5,678      188,500  SH         SHARED    (1)            188,500
LIONS GATE ENTMNT CORP           COM NEW         535919203   5,647      591,900  SH         SHARED    (1)            591,900
AIRTRAN HLDGS INC                COM             00949P108   5,627      444,500  SH         SHARED    (1)            444,500
NOVATEL INC                      COM             669954109   5,610      213,000  SH         SHARED    (1)            213,000
SYNERON MEDICAL LTD              ORD SHS         M87245102   5,541      151,900  SH         SHARED    (1)            151,900
MONSANTO CO NEW                  COM             61166W101   5,516       87,900  SH         SHARED    (1)             87,900
ENSCO INTL INC                   COM             26874Q100   5,488      117,800  SH         SHARED    (1)            117,800
CRA INTL INC                     COM             12618T105   5,449      130,700  SH         SHARED    (1)            130,700
ENCANA CORP                      COM             292505104   5,434       93,200  SH         SHARED    (1)             93,200
FORWARD AIR CORP                 COM             349853101   5,430      147,400  SH         SHARED    (1)            147,400
BROADCOM CORP                    CL A            111320107   5,429      115,700  SH         SHARED    (1)            115,700
SUNCOR ENERGY INC                COM             867229106   5,315       87,800  SH         SHARED    (1)             87,800
NETGEAR INC                      COM             64111Q104   5,260      218,600  SH         SHARED    (1)            218,600
LINCARE HLDGS INC                COM             532791100   5,254      128,000  SH         SHARED    (1)            128,000
ELIZABETH ARDEN INC              COM             28660G106   5,175      239,800  SH         SHARED    (1)            239,800
NS GROUP INC                     COM             628916108   5,118      130,400  SH         SHARED    (1)            130,400
SPSS INC                         COM             78462K102   5,088      212,000  SH         SHARED    (1)            212,000
DAVITA INC                       COM             23918K108   5,035      109,300  SH         SHARED    (1)            109,300
ACTIVISION INC NEW               COM NEW         004930202   5,006      244,800  SH         SHARED    (1)            244,800
SYMMETRY MED INC                 COM             871546206   4,996      210,800  SH         SHARED    (1)            210,800
PHASE FORWARD INC                COM             71721R406   4,969      454,600  SH         SHARED    (1)            454,600
DOBSON COMMUNICATIONS CORP       CL A            256069105   4,958      645,600  SH         SHARED    (1)            645,600
SIRIUS SATELLITE RADIO INC       COM             82966U103   4,924      752,900  SH         SHARED    (1)            752,900
ACAMBIS PLCS                     SPONSORED ADR   004286100   4,868      568,000  SH         SHARED    (1)            568,000
VALERO ENERGY CORP NEW           COM             91913Y100   4,862       43,000  SH         SHARED    (1)             43,000
STERIS CORP                      COM             859152100   4,860      204,300  SH         SHARED    (1)            204,300
KERYX BIOPHARMACEUTICALS INC     COM             492515101   4,678      296,800  SH         SHARED    (1)            296,800
UTI WORLDWIDE INC                ORD             G87210103   4,678       60,200  SH         SHARED    (1)             60,200
NOVATEL WIRELESS INC             NEW             66987M604   4,532      313,200  SH         SHARED    (1)            313,200
SOUTHERN PERU COPPER CORP        COM             843611104   4,354       77,800  SH         SHARED    (1)             77,800
GAMESTOP CORP                    CL A            36466R101   4,296      136,500  SH         SHARED    (1)            136,500
SAPIENT CORP                     ADR             803062108   4,222      675,500  SH         SHARED    (1)            675,500
ALASKA COMMUNICATIONS SYS GR     COM             01167P101   4,221      369,000  SH         SHARED    (1)            369,000
CAMECO CORP                      COM             13321L108   4,194       78,400  SH         SHARED    (1)             78,400
WORLD FUEL SVCS CORP             COM             981475106   4,176      128,700  SH         SHARED    (1)            128,700
MARTIN MARIETTA MATLS, INC       COM             573284106   4,143       52,800  SH         SHARED    (1)             52,800
MCCORMICK & SCHMICKS SEAFD R     COM             579793100   4,099      194,100  SH         SHARED    (1)            194,100
LUMINEX CORP DEL                 COM             55027E102   4,039      402,300  SH         SHARED    (1)            402,300
COMMUNITY HEALTH SYS INC NEW     COM             203668108   3,982      102,600  SH         SHARED    (1)            102,600
PANACOS PHARMACEUTICALS INC      COM             69811Q106   3,952      405,800  SH         SHARED    (1)            405,800
DIGITAL INSIGHT CORP             COM             25385P106   3,904      149,800  SH         SHARED    (1)            149,800
UNOVA INC                        COM             91529B106   3,900      111,500  SH         SHARED    (1)            111,500
THOR INDS INC                    COM             885160101   3,883      114,200  SH         SHARED    (1)            114,200
SYMANTEC CORP                    COM             871503108   3,864      170,500  SH         SHARED    (1)            170,500
OPENTV CORP                      CL A            G67543101   3,710    1,292,700  SH         SHARED    (1)          1,292,700
VERIFONE HLDGS, INC              COM             92342Y109   3,664      182,200  SH         SHARED    (1)            182,200
UNITED RENTALS INC               COM             911363109   3,615      183,400  SH         SHARED    (1)            183,400
IDENTIX INC                      COM             451906101   3,605      767,000  SH         SHARED    (1)            767,000
LIONBRIDGE TECHNOLOGIES INC      COM             536252109   3,513      520,500  SH         SHARED    (1)            520,500
CACI INTL INC                    CL A            127190304   3,369       55,600  SH         SHARED    (1)             55,600
POTASH CORP SASK INC             COM             73755L107   3,360       36,000  SH         SHARED    (1)             36,000
ADVANCED ANALOGIC TECHNOLOGI     COM             00752J108   3,304      295,300  SH         SHARED    (1)            295,300
ARROW INTL INC                   COM             042764100   3,220      114,200  SH         SHARED    (1)            114,200
RAE SYS INC                      COM             75061P102   3,096      900,100  SH         SHARED    (1)            900,100
ALON USA ENERGY INC              COM             020520102   3,079      127,500  SH         SHARED    (1)            127,500
GRANT PRIDECO INC                COM             38821G101   3,077       75,700  SH         SHARED    (1)             75,700
FLEETWOOD ENTRPRISES INC         COM             339099103   3,075      250,000  SH         SHARED    (1)            250,000
AUDIBLE INC                      NEW             05069A302   2,950      240,000  SH         SHARED    (1)            240,000
CHAMPION ENTERPRISES INC         COM             158496109   2,749      186,000  SH         SHARED    (1)            186,000
LIFE TIME FITNESS INC            COM             53217R207   2,658       80,200  SH         SHARED    (1)             80,200
LIPMAN ELECTRONIC ENGINEERIN     ORD             M6772H101   2,061       98,100  SH         SHARED    (1)             98,100
STRATASYS INC                    COM             862685104   1,939       65,300  SH         SHARED    (1)             65,300
LIBERTY GLOBAL INC               COM SER C       530555309   1,906       74,000  SH         SHARED    (1)             74,000
XENOGEN CORP                     COM             98410R108   1,339      436,300  SH         SHARED    (1)            436,300
SBA COMMUNICATIONS CORP          COM             78388J106     772       50,000  SH         SHARED    (1)             50,000



04017.0001 #616672